IMPAIRMENT (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Book value	R$ 5,032,778	R$ 4,378,615
T L S A [Member]
IfrsStatementLineItems [Line Items]
Book value	R$ 3,575,588	R$ 1,796,451
Cash Flow Period	2025 to 2057 (end of concession)	2025 to 2057 (end of concession)
Gross Margin	Estimated based on a market study for cargo capture and operational costs according to market trend studies
Cost estimate	Costs based on studies and market trends, as well as simulations in which costs of diesel (principal operating cost) was calculated
Perpetuity growth rate	No growth rate was considered due to the projected model until the end of the concession in 2057
Measurement of recoverable value	VIU
Range of prices projected for rail transport	Market-based data
Sensitivity of key assumptions	A 9.20% reduction in sales volume would result in the estimated recoverable amount being equal to the carrying amount of this asset	An 18% reduction in sales volume would result in the estimated recoverable amount being equal to the carrying amount of this asset
Test result	The recoverable amount of the investment is higher than its carrying amounts, and no impairment loss is recognized
T L S A [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate, in real terms	5.51%	5.56%
T L S A [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate, in real terms	7.23%	6.68%